INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Raw materials	$ 18,742	$ 14,541
Finished products	25,217	21,836
Total inventories	$ 43,959	$ 36,377